Share Option And Restricted Share Schemes - Additional Information (Detail)	12 Months Ended											12 Months Ended					1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 Maximum CNY	Dec. 31, 2011 Minimum CNY	Dec. 31, 2013 Online Game Product Development Costs CNY	Dec. 31, 2012 Online Game Product Development Costs CNY	Dec. 31, 2011 Online Game Product Development Costs CNY	Dec. 31, 2013 Restricted Share USD ($)	Dec. 31, 2013 Restricted Share CNY	Aug. 08, 2011 Accelerated Vesting of Stock Options CNY	Dec. 31, 2013 Employee Stock Option USD ($)	Dec. 31, 2013 Employee Stock Option CNY	Dec. 31, 2012 Employee Stock Option CNY	Dec. 31, 2011 Employee Stock Option CNY	Aug. 08, 2011 Employee Stock Option CNY	Oct. 17, 2007 Stock Incentive Plan 2007 USD ($)	Oct. 12, 2007 Stock Incentive Plan 2007 Maximum	Oct. 12, 2007 Stock Incentive Plan 2007 Minimum	Apr. 23, 2010 Stock Incentive Plan 2007 Restricted Share	Oct. 31, 2011 Stock Incentive Plan 2007 Employee Directors, Plan USD ($) Employee	Oct. 31, 2011 Stock Incentive Plan 2007 Employee Directors, Plan CNY	Feb. 27, 2009 Non Performance Based Shares USD ($)	Sep. 09, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Feb. 14, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Feb. 01, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Jan. 14, 2011 Non Performance Based Shares Independent Directors Compensation Plan USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for issuance																		23,700,000
Share options and SARs, Maximum term																		10 years
Awards vest period																		5 years	4 years	5 years	5 years	5 years					4 years
Share option annual vesting percentage																		25.00%	20.00%
Share option granted												0	0	0			1,743,500						335,000	560,500	50,000	60,000	60,000
Share option exercise price per share																	$ 15.50				$ 4.07		$ 6.00	$ 8.01	$ 10.50	$ 10.29	$ 7.24
Share option granted, Restricted shares																				797,000	14,000,000	14,000,000
Restricted shares, vesting term																				One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the next five years.	One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the next five years.	One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the next five years.
Vesting share											400,000
Compensation expenses											10,000,000					7,000,000
Share based compensation exercise price range lower range limit																					$ 6.00
Share based compensation exercise price range upper range limit																					$ 7.24
Number of shares from stock incentive plan ,modified																					1,098,600	1,098,600
Number of employees affected by the modification																					84	84
Incremental compensation cost for the modification																						2,114,102
Incremental compensation cost allocated to share based compensation																						1,449,156
Intrinsic value of options exercised												905,000	5,477,000	39,399,000	278,174,000
Weighted average estimated fair value of options granted				19.85	15.75										18.45
Total fair value of options vested												99,001	599,325	6,249,777	37,166,249
Unrecognized estimated share-based compensation cost		8,655	52,392
Deferred cost is expected to be recognized over a weighted-average vesting period		5 months 12 days	5 months 12 days
Unrecognized estimated share-based compensation cost									15,342,520	92,879,015
Weighted-average vesting period									2 years 2 months 9 days	2 years 2 months 9 days
Share based compensation costs, capitalized						0	229,584	87,497